Lease - Summary of the Finance Lease as a Finance Lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	₩ 834,887	₩ 1,199,255
Present value of minimum lease payments	635,131	889,953
Present value of Non-guaranteed residual value	141,969	232,047
Net lease investment	777,100	1,122,000
Unearned interest income	57,787	77,255
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	3,023,531	2,723,597
Up to 1 year
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	368,316	509,316
Present value of minimum lease payments	269,111	363,085
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	934,238	919,299
1~5 years
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	465,321	679,773
Present value of minimum lease payments	364,770	516,701
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	1,827,136	1,576,352
Over 5 years
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	1,250	10,166
Present value of minimum lease payments	1,250	10,167
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	₩ 262,157	₩ 227,946